JPMorgan SmartRetirement 2025 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2025 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,478
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,526
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 772